Taxes on Income - Schedule of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Income Taxes [Abstract]
Net operating loss and capital losses carryforward	$ 9,704	$ 7,202
Research and development credits	939	537
Vacation accrual	59	44
Net deferred tax asset before valuation allowance	10,702	7,783
Valuation allowance	(10,702)	(7,783)
Net deferred tax assets